Summary of Significant Accounting Policies (Details) - EBP 003 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Accounting Policy [Line Items]
Notes receivable from participants	$ 105,921,541	$ 97,708
Note receivable from participant, rollover	1,077,250
Excess contributions payable	$ 4,911	$ 9,525